Notes Payable and Convertible Preferred Stock Warrants	9 Months Ended
Sep. 30, 2014
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Notes Payable and Convertible Preferred Stock Warrants

4. Notes Payable and Convertible Preferred Stock Warrants

2012 Notes Payable

In August 2012 and October 2012, the Company entered into a note and warrant purchase agreement (the 2012 Convertible Note Agreement) under which the Company issued $8.0 million in secured convertible promissory notes (the 2012 Notes). The 2012 Notes had an interest rate of 8% per annum and were secured by all of the Company’s assets. The 2012 Notes were convertible into shares of the Company’s equity securities sold at the next financing yielding gross proceeds to the Company of at least $10.0 million.

In connection with the issuance of the 2012 Notes, the Company issued warrants for the purchase of 182,082 shares of the Company’s Series C convertible preferred stock with an exercise price of $8.79 per share. The estimated fair value of the warrants issued with the 2012 Notes at issuance was $1.4 million (the 2012 Warrant Liability). The Company estimated the fair value of the 2012 Warrant Liability at issuance utilizing the Black-Scholes-Merton option-pricing model. The 2012 Warrant Liability was revalued at each reporting date with changes in fair value being recognized in change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations (see Note 6). The debt discount was amortized using the effective interest rate method over the term of the convertible notes to interest expense in the accompanying statements of operations.

2013 Notes Payable

In January 2013, the Company issued an additional $7.0 million in secured convertible promissory notes in a subsequent closing under the 2012 Convertible Note Agreement with several investors and the Company’s chief executive officer (the 2013 Notes).

In connection with the issuance of the 2013 Notes, the Company issued warrants which were convertible into either Series B convertible preferred stock or the next series of preferred stock issued. Thus the number of shares was not determinable at the date of issuance. The estimated fair value of the warrants issued with the 2013 Notes was $0.6 million at issuance (the 2013 Warrant Liability). The 2013 Warrant Liability was revalued at each reporting date with changes in fair value being recognized in change in fair value of convertible preferred stock warrant liability in the accompanying statements of operations (see Note 6). The debt discount was amortized using the effective interest rate method over the term of the convertible notes to interest expense in the accompanying statements of operations.

In August 2013, the 2012 Notes and the 2013 Notes in the amount of approximately $16.0 million, including interest, converted into 1,818,191 shares of Series C convertible preferred stock. Concurrent with the closing of the Series C convertible preferred stock, the warrants issued in conjunction with the 2012 Notes and the 2013 Notes converted into warrants for the purchase of an aggregate of 341,404 shares of Series C convertible preferred stock with an exercise price of $8.79 per share.

Warrants

As of December 31, 2012 and 2013, the Company’s outstanding convertible preferred stock warrants, issued in connection with its convertible notes payable, consisted of the following:

Issue Date	Series	Exercise Price	Number of Shares Outstanding Underlying Warrant	Expiration Date
11/4/2008	Series A	$31.0920	14,106	11/4/2018
12/8/2008	Series A	$31.0920	14,106	12/8/2018
1/14/2009	Series A	$31.0920	14,106	1/14/2019
4/13/2009	Series A	$31.0920	14,106	4/13/2019
7/1/2009	Series A	$31.0920	14,106	7/1/2019
10/8/2009	Series A	$31.0920	14,106	10/8/2019
12/15/2009	Series A	$31.0920	14,106	12/15/2019
1/22/2010	Series A	$31.0920	14,106	1/22/2020
3/15/2010	Series A	$31.0920	703	3/15/2020
4/1/2010	Series A	$31.0920	14,106	4/1/2020
5/28/2010	Series A	$31.0920	14,456	5/28/2020
8/23/2012	Series C	$8.79	182,022	8/23/2022
10/24/2012	Series C	$8.79	60	10/24/2022

Total outstanding at December 31, 2012			324,195
1/22/2013	Series C	$8.79	159,322	1/22/2023

Total outstanding at December 31, 2013			483,517

The aggregate fair value of the Series A and Series C convertible preferred stock warrants as of December 31, 2012 was approximately $1.6 million and $1.3 million, respectively. The aggregate fair value of the Series A and Series C convertible preferred stock warrants as of December 31, 2013 was approximately $46,000 and $0.6 million, respectively.

In connection with the closing of the IPO, (i) the Series A convertible preferred stock warrants automatically converted into warrants to purchase 142,113 shares of common stock at an exercise price of $14.1765 per share, which warrants remained outstanding as of September 30, 2014, and (ii) of the 341,404 Series C convertible preferred stock warrants, 204,773 warrants were net exercised for 92,271 shares of Series C convertible preferred stock, the remaining warrants for the purchase of 136,631 shares of Series C convertible preferred stock were cash exercised for proceeds to the Company of $1.2 million, and all of the shares of Series C convertible preferred stock were automatically converted to shares of common stock.

Credit Facility

In July 2013, the Company entered into a loan and security agreement (the Credit Facility) with a bank for working capital in an aggregate principal amount of $7.0 million. In connection with the Credit Facility, the Company granted a security interest in all its assets, except intellectual property. The Company issued a warrant for its Series C convertible preferred stock that would become exercisable for 3% of the amount of the debt actually drawn at an exercise price of $0.25 per share. The Credit Facility and related warrant expired on July 31, 2014. No amounts were drawn under the Credit Facility and there was no debt issued or warrants exercisable.

Non-Cash Interest Expense

The following table summarizes interest expense recognized under the Company’s convertible notes payable and convertible preferred stock warrants (in thousands):

	Years Ended December 31,		Nine Months Ended September 30,
	2012	2013	2013	2014
			(unaudited)
Stated interest on convertible notes payable	$228	$749	$749	$—
Amortization of deferred financing costs associated with the convertible preferred stock warrants	216	1,779	1,775	39

Total interest expense	$444	$2,528	$2,524	$39